30. Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2020
Operational Ratios Tables Abstract
Financial Conglomerate

The Basel ratio is calculated in accordance with the Financial Stateents of the Prudential Conglomerate, which are prepared in accordance to the accounting practices adopted in Brasil, which a applicable to Financial Institutions authorized to operate by Bacen, as presented below:

Thousand of reais	2020	2019	2018
Tier I Regulatory Capital	77,571,525	66,481,661	61,476,715
Principal Capital	71,006,316	61,389,509	56,581,518
Supplementary capital	6,565,209	5,092,153	4,895,197
Tier II Regulatory Capital	6,554,451	5,083,808	4,887,175
Regulatory Capital (Tier I and II)	84,125,976	71,565,469	66,363,890
Credit Risk (1)	478,303,523	407,786,238	358,955,592
Market Risk (2)	15,846,255	20,235,208	39,231,773
Operational Risk	57,419,401	47,965,481	42,375,554
Total RWA (3)	551,569,179	475,986,927	440,562,919
Basel I Ratio	14,06	13,97	13,95
Basel Principal Capital	12,87	12,90	12,84
Basel Regulatory Capital	15,25	15,04	15,06
(1)	Exposures to credit risk subject to the calculation of the capital requirement using a standardized approach (RWACPAD) are based on the procedures established by Circular Bacen 3,644, dated March 4, 2013 and its subsequent complements through the wording of Circular Bacen 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.
(2)	Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (RWAjur2), price indexes (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified as trading portfolios (RWAacs), and portions for gold exposure and foreign currency transactions subject to foreign exchange (RWAcam).
(3)	Risk Weighted Assets.